Benefit Plans And Obligations For Termination Indemnity (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Eligibility age for normal retirement benefit plan, in years	65 years
Lump sum based on employee contribution percentage to certain breakpoint	2.00%
Additional percentage exceeding the breakpoint	6.00%
Maximum percentage of pensionable salary	5.00%
Maximum employer contributions, in years	40 years
Expected benefit payments, 2014	$ 5,481,000
Expected benefit payments, 2015	6,155,000
Expected benefit payments, 2016	7,036,000
Expected benefit payments, 2017	7,754,000
Expected benefit payments, 2018	8,550,000
Total expense	$ 4,209,000	$ 4,675,000	$ 4,712,000
Salary and bonus defer percentage under the plan	100.00%
Amount on the dollar ESA matches up to 10% of employees total salary	$ 0.50
ESA offers, maximum percentage	10.00%
Participant contributions transferred into the plan	$ 1,221,000	$ 181,000	$ 880,000
ESA contribution to the plan	177,000
Cash surrender value of the life insurance policies	4,250,000
Non-qualified defined contribution plan liabilitiy	5,206,000
Plan assets of life insurance policies, cash surrender	2,540,000
Related liability, pension payments	$ 4,516,000